Document And Entity Information	3 Months Ended
Mar. 31, 2022
Document Information Line Items
Entity Registrant Name	ABVC BIOPHARMA, INC.
Document Type	POS AM
Amendment Flag	true
Amendment Description	This Post-Effective Amendment No. 2 (this “Post-Effective Amendment No. 2”) to the Registration Statement on Form S-1 (File No. 333-250899) (the “Registration Statement”), as originally declared effective by the Securities and Exchange Commission (the “SEC”) on December 23, 2020, is being filed to include information contained in the registrant’s Annual Report on Form 10-K for the fiscal year ended December 31, 2021, which was filed with the SEC on March 31, 2021 and the registrant’s Quarterly Report on Form 10-Q for the quarter ended March 31, 2022, which was filed with the SEC on May 16, 2022, and to update certain other information in the Registration Statement.No additional securities are being registered under this Post-Effective Amendment No. 2. All applicable registration fees were paid at the time of the original filing of the Registration Statement on December 15, 2020.
Entity Central Index Key	0001173313
Entity Filer Category	Non-accelerated Filer
Document Period End Date	Mar. 31, 2022
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	NV